Changes in the Group structure - Main acquisitions and divestments (Details)	Apr. 01, 2019	Mar. 31, 2019	Mar. 15, 2019	Mar. 14, 2019	Mar. 04, 2019
Danish Underground Consortium
Main acquisitions and divestments
Proportion of ownership interest in associate	43.20%	31.20%
Chevron Denmark Inc. | Danish Underground Consortium
Main acquisitions and divestments
Percentage of interest acquired	12.00%
Chevron Denmark Inc. | Licence 8/06
Main acquisitions and divestments
Percentage of interest acquired	12.00%
Chevron Denmark Inc. | Tyra West pipeline
Main acquisitions and divestments
Percentage of interest acquired	7.50%
Arctic LNG 2
Main acquisitions and divestments
Percentage of interest acquired					10.00%
Ichthys LNG project
Main acquisitions and divestments
Percentage of interest sold			4.00%
Proportion of ownership interest in joint venture			26.00%	30.00%